Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,490	£ 199,738
NPL ratio	1.21%	1.37%
Credit Risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 12,135	£ 12,037
Impairment loss allowances	£ 212	£ 315
NPL ratio	1.00%	1.01%
Coverage ratio	174.00%	258.00%
Gross write-offs	£ 152	£ 153
Credit Risk [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,883	11,793
Credit Risk [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	130	122
Credit Risk [member] | Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	122	122
Credit Risk [member] | Consumer Finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,957	6,764
Impairment loss allowances	£ 77	£ 78
NPL ratio	0.49%	0.47%
Coverage ratio	226.00%	244.00%
Gross write-offs	£ 32	£ 30
Credit Risk [member] | Consumer Finance [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,861	6,682
Credit Risk [member] | Consumer Finance [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	62	50
Credit Risk [member] | Consumer Finance [member] | Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	34	32
Credit Risk [member] | Consumer Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,169	2,229
Impairment loss allowances	44	55
Credit Risk [member] | Consumer Loans [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,129	2,188
Credit Risk [member] | Consumer Loans [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	24	24
Credit Risk [member] | Consumer Loans [member] | Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16	17
Credit Risk [member] | Credit Card [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,444	2,493
Impairment loss allowances	62	77
Credit Risk [member] | Credit Card [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,377	2,422
Credit Risk [member] | Credit Card [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	19	23
Credit Risk [member] | Credit Card [member] | Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	48	48
Credit Risk [member] | Overdrafts [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	565	551
Impairment loss allowances	29	37
Credit Risk [member] | Overdrafts [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	516	501
Credit Risk [member] | Overdrafts [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	25	25
Credit Risk [member] | Overdrafts [member] | Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	24	25
Credit Risk [member] | Other Unsecured Advances [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,178	5,273
Impairment loss allowances	£ 135	£ 169
NPL ratio	1.69%	1.71%
Coverage ratio	153.00%	188.00%
Gross write-offs	£ 120	£ 123
Credit Risk [member] | Other Unsecured Advances [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,022	5,111
Credit Risk [member] | Other Unsecured Advances [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	68	72
Credit Risk [member] | Other Unsecured Advances [member] | Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 88	£ 90